Equity Investments - Narrative (Details) - USD ($) $ in Millions		1 Months Ended		12 Months Ended
	Mar. 19, 2025	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Equity Method Investments [Line Items]
Equity method investments under fair value option				$ 300.0	$ 573.0
Gains (losses) on equity method investments				(274.0)	(17.0)	$ (41.0)
Equity method investments under equity method				16.0	11.0
Other non-current assets				305.0	270.0
Equity investment in publicly listed company				98.0	0.0
Non-marketable equity securities				151.0	157.0
Equity investment in publicly listed company				43.0	0.0	0.0
Gains (losses) on non-marketable equity securities (includes NAV)				(6.0)	(3.0)	(4.0)
Investment in non-marketable preferred stock, in exchange for trade receivables					4.6
Payments to acquire non-marketable preferred stock				57.0	32.0	15.0
Dividends from equity investments				7.5	5.2	1.0
Financial commitments to investees, off balance sheet				28.1	19.9
Kigen (UK) Limited
Schedule of Equity Method Investments [Line Items]
Non-marketable equity securities				15.0
Payments to acquire non-marketable preferred stock			$ 10.0	5.0
Kigen (UK) Limited | SoftBank Vision Fund
Schedule of Equity Method Investments [Line Items]
Ownership percentage			85.00%
Ampere | Loans receivable
Schedule of Equity Method Investments [Line Items]
Other non-current assets				33.8	32.4
Acetone Limited
Schedule of Equity Method Investments [Line Items]
Gains (losses) on equity method investments				(20.0)	(15.9)	(16.0)
Equity method investments under equity method				56.5	76.5
Ampere
Schedule of Equity Method Investments [Line Items]
Gains (losses) on equity method investments				(246.4)	0.0	(26.3)
Equity method investments under equity method				143.4	389.8
Expected proceeds from sale of equity method investments	$ 140.0
Raspberry Pi Holdings plc’s
Schedule of Equity Method Investments [Line Items]
Payments to acquire equity securities		$ 35.3
Equity investment in publicly listed company				97.9
Non-marketable equity securities					20.0
Equity investment in publicly listed company				42.6
Fair Value Measured at Net Asset Value Per Share
Schedule of Equity Method Investments [Line Items]
Equity method investments under fair value option				100.3	106.2
Gains (losses) on equity method investments				(6.0)	(2.8)	(1.7)
Non-marketable equity securities				15.7	17.8
Gains (losses) on non-marketable equity securities (includes NAV)				$ (2.2)	$ 0.5	$ (10.5)